FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - FX [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on equity	$ (2.9)
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	10.00%
Effect on equity	$ 3.0